INTANGIBLE ASSETS - Schedule of Expected Amortization (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2022	$ 4,280
2023	5,632	$ 5,632
2024	5,632	5,632
2025	5,632	5,632
2026	5,632	5,632
Thereafter	44,211
Total intangible assets, net	71,019	72,371	$ 530
Technology
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2022	3,106
2023	4,143	4,143
2024	4,143	4,143
2025	4,143	4,143
2026	4,143	4,143
Thereafter	40,433
Total intangible assets, net	60,095	61,132
Intellectual property
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2022	694
2023	925	925
2024	925	925
2025	925	925
2026	925	925
Thereafter	3,778
Total intangible assets, net	8,325	8,556
Patents, licences and software development
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2022	480
2023	564	564
2024	564	564
2025	564	564
2026	564	564
Thereafter	0
Total intangible assets, net	$ 2,599	$ 2,683	$ 530